Trade and other payables (Details) - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024
Trade and other payables [abstract]
Trade payables	£ 2,965	£ 2,786
Deferred payables	401	327
Customer contributions	32	34
Social security and other taxes	131	0
Other payables	943	929
Trade and other payables	£ 4,472	£ 4,076